Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Entity Central Index Key	0001553195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 15, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
AMERICAN FUNDS CORPORATE BOND FUND | Class A
Prospectus:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-1
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-1
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-3
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-4
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-6
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class C
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-1
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-2
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-A
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-C
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-E
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2E
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5E
Prospectus:
Trading Symbol	RCBHX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-3
Prospectus:
Trading Symbol	CFBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-T
Prospectus:
Trading Symbol	TABBX
AMERICAN FUNDS CORPORATE BOND FUND | Class T
Prospectus:
Trading Symbol	TFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-2
Prospectus:
Trading Symbol	FFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-3
Prospectus:
Trading Symbol	FBCDX